AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

07054707

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

CERTAMX

1-09466

May 17, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that the American Stock Exchange has received from Lehman Brothers Holdings Inc. a copy of the Company's application on Form 8-A for the registration of the following security:

0.00% Notes Due May 15, 2010 Performance Linked to the Common Stock of General Electric Company (GE)

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas

END